Net Sales by Product	12 Months Ended
Jan. 03, 2016
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Net Sales by Product

Note 13. Net Sales by Product

Net Sales from external customers by product category were as follows:

	Successor	Successor	Successor	Predecessor
	For the year December 29, 2014 to January 3, 2016	For the year December 30, 2013 to December 28, 2014	For the period December 23, 2013 to December 29, 2013	For the period December 31, 2012 to December 22, 2013
Maintenance	$525.1	$473.7	$2.4	$454.4
Irrigation and Lighting	512.4	432.5	1.7	386.4
Landscapes and other	233.3	176.2	0.8	154.2
Nursery	180.8	94.2	0.4	77.7

	$1,451.6	$1,176.6	$5.3	$1,072.7

Maintenance Net sales include fertilizer and control product categories.